Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxes [Line Items]
Deferred tax assets	$ 142,115	$ 142,115	$ 142,115
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate	25.00%